Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000051966 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000051966 [Member] | ABN AMRO Bank N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000051966 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000051966 [Member] | ING Groep N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000051966 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000051966 [Member] | Taylor Wimpey PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000051966 [Member] | Legal And General Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000051966 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000051966 [Member] | NN Group N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000051966 [Member] | Tele2 AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000051966 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000051966 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
C000051966 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000051966 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000051966 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000051966 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000051966 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000051966 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000051967 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000051967 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000051967 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000051967 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000051967 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000051967 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000051967 [Member] | Mapletree Logistics Trust [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000051967 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000051967 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000051967 [Member] | Americold Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000051967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000051967 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000054156 [Member] | Bankinter S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000054156 [Member] | Peyto Exploration And Development Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000054156 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000054156 [Member] | Telia Co AB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000054156 [Member] | Hapag Lloyd AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000054156 [Member] | Fortum Oyj [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000054156 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054156 [Member] | D S Norden A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054156 [Member] | Phoenix Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000054156 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000054156 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000054156 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000054156 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000054156 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000054156 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000054156 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000054156 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000054156 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000054156 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000054156 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000066484 [Member] | Orsted A S [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000066484 [Member] | EDP Renovaveis S A [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000066484 [Member] | Vestas Wind Systems A S [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000066484 [Member] | Northland Power Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000066484 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000066484 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000066484 [Member] | China Longyuan Power Group Corp Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000066484 [Member] | Boralex Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000066484 [Member] | Cadeler A S [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000066484 [Member] | Nordex SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000066484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000066484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000066484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000066484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000066484 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000071160 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000071160 [Member] | ThreeM Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000071160 [Member] | Builders FirstSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000071160 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000071160 [Member] | Stanley Black And Decker Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000071160 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071160 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071160 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071160 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071160 [Member] | Carrier Global Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071160 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000071160 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071160 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000071160 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
C000071160 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071160 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000071160 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000081044 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000081044 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000081044 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000081044 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000081044 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000081044 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000081044 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000081044 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000081044 [Member] | Aptiv PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000081044 [Member] | Samsung SDI Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000081044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000081044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000081044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000081044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	57.20%
C000081044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000081044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087410 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000087410 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000087410 [Member] | Goldman Sachs Financial Square Treasury Obligations Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000087410 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000087410 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000087410 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000087410 [Member] | Weyerhaeuser Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000087410 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000087410 [Member] | Ecopetrol S A ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000087410 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000087410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000087410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000087410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000087410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000087410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000087410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000087410 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000087411 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087411 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087411 [Member] | Deere And Co [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000087411 [Member] | BASF SE [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000087411 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000087411 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000087411 [Member] | Bayer AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087411 [Member] | Industries Qatar QSC [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000087411 [Member] | Kubota Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000087411 [Member] | Wilmar International Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000087411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	50.80%
C000087411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000087411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000087411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000087411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000087411 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000092838 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092838 [Member] | Goldman Sachs Financial Square Treasury Obligations Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092838 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092838 [Member] | Fujitsu Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092838 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092838 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092838 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092838 [Member] | Infosys Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092838 [Member] | HCL Technologies Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092838 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092838 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000092838 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092838 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092838 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092838 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	55.70%
C000092838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000101722 [Member] | Goldman Sachs Financial Square Treasury Obligations Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000101722 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000101722 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000101722 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000101722 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000101722 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000101722 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000101722 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000101722 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000101722 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000101722 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000101722 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000101722 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000101722 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000101722 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	50.10%
C000101722 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000102221 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000102221 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000102221 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000102221 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000102221 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000102221 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000102221 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000102221 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000102221 [Member] | Nutanix Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000102221 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000102221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000102221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000102221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000102221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000102221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	85.00%
C000102221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000102221 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000102221 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146603 [Member] | ARM Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000146603 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000146603 [Member] | Monday com Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000146603 [Member] | InPost S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000146603 [Member] | Nordnet AB publ [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000146603 [Member] | NU Holdings Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000146603 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000146603 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000146603 [Member] | UCB S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000146603 [Member] | TDK Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000146603 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000146603 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000146603 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000146603 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000146603 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000146603 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000146603 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000146603 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000146603 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000146603 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000159087 [Member] | Infosys Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000159087 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000159087 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000159087 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000159087 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000159087 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000159087 [Member] | Booz Allen Hamilton Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000159087 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000159087 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000159087 [Member] | Akamai Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000159087 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000159087 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	85.40%
C000159087 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204700 [Member] | ARM Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000204700 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204700 [Member] | Monday com Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000204700 [Member] | InPost S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000204700 [Member] | Nordnet AB publ [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204700 [Member] | UCB S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000204700 [Member] | Gen Digital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204700 [Member] | On Holding AG Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204700 [Member] | BoneSupport Holding AB [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000204700 [Member] | Munters Group AB [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000204700 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204700 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000204700 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000204700 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204700 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000204700 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000204700 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204700 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000204700 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000204700 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205597 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000205597 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000205597 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000205597 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000205597 [Member] | JD com Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000205597 [Member] | Prosus N V [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000205597 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000205597 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000205597 [Member] | Adyen N V [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000205597 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000205597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000205597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.20%
C000205597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000205597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205597 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234334 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234334 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000234334 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234334 [Member] | Zoom Video Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234334 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234334 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000234334 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234334 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234334 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234334 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000234334 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000234334 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000234334 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
C000234334 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234334 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000234707 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000234707 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000234707 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000234707 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000234707 [Member] | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000234707 [Member] | Insulet Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000234707 [Member] | Exact Sciences Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234707 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234707 [Member] | Align Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234707 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234707 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000234707 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000234707 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240529 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000240529 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000240529 [Member] | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240529 [Member] | Standard Bank Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240529 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240529 [Member] | Capitec Bank Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240529 [Member] | Petroleo Brasileiro S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240529 [Member] | Powszechna Kasa Oszczednosci Bank Polski S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000240529 [Member] | America Movil S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000240529 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000240529 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000240529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000240529 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240529 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000240529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000240529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240529 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000240529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000240529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000240529 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245005 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000245005 [Member] | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000245005 [Member] | Standard Bank Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000245005 [Member] | Petroleo Brasileiro S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000245005 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000245005 [Member] | Itau Unibanco Holding S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000245005 [Member] | Wal Mart de Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000245005 [Member] | Grupo Financiero Banorte S A B de C V Class O [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000245005 [Member] | WEG S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000245005 [Member] | SM Investments Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000245005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000245005 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000245005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000245005 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000245005 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000245005 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000245005 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000245005 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000245005 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000245005 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%